Debt securities - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	€ 243,203	€ 193,716	€ 163,853
Debt securities
Disclosure of financial assets [line items]
Financial assets	243,203	193,716	163,853
Financial instruments purchased credit impaired | Fixed Income Assets
Disclosure of financial assets [line items]
Financial assets	49
Gross carrying amount | Debt securities
Disclosure of financial assets [line items]
Financial assets	243,489	193,942	164,068
Gross carrying amount | Financial instruments not credit-impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	176,697	148,384	133,437
Gross carrying amount | Financial instruments not credit-impaired | Stage 2 and 3
Disclosure of financial assets [line items]
Financial assets	203	75	128
Gross carrying amount | Financial instruments credit-impaired | Debt securities
Disclosure of financial assets [line items]
Financial assets	461	404	280
Gross carrying amount | Financial instruments credit-impaired | Stage 2 and 3
Disclosure of financial assets [line items]
Financial assets	461	404	280
Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	(286)	(226)	(215)
Accumulated impairment | Debt securities
Disclosure of financial assets [line items]
Financial assets	(286)	(226)	(215)	€ (284)
Accumulated impairment | Financial instruments not credit-impaired | Stage 1 | Debt securities
Disclosure of financial assets [line items]
Financial assets	(30)	(25)	(26)
Accumulated impairment | Financial instruments not credit-impaired | Stage 2 and 3 | Debt securities
Disclosure of financial assets [line items]
Financial assets	(8)	(2)	(8)
Accumulated impairment | Financial instruments credit-impaired | Stage 2 and 3 | Debt securities
Disclosure of financial assets [line items]
Financial assets	€ (248)	€ (199)	€ (181)